Related Party Transactions - Shipbuilding and Site Supervision Services Additional Information (Detail) (Liquefied Natural Gas [Member], Daewoo Shipbuilding [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014 Vessel	Dec. 31, 2013	Dec. 31, 2012
Liquefied Natural Gas [Member] | Daewoo Shipbuilding [Member]
Related Party Transaction [Line Items]
Number of vessels	8
Shipbuilding and site supervision costs	$ 3.0	$ 0.2	$ 0